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                            PRIVATE INVESTMENT CLASS
                                     OF THE
                             CASH RESERVE PORTFOLIO
                                       OF
                            TAX-FREE INVESTMENTS CO.


                       Supplement dated October 19, 1995
                  to the Statement of Additional Information
                              dated July 31, 1995

     Effective October 19, 1995, The Bank of New York became the custodian for the Cash Reserve Portfolio of Tax-Free Investments Co. The address of The Bank of New York is 110 Washington Street, New York, NY 10286.